Property, Plant, & Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Successor [Member]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in thousands):

	Estimated Useful Lives (in years)	December 31, 2019	December 31, 2018
Buildings and leasehold improvements	5 to 25	$36,853	$21,572
Drilling rigs, plant and equipment	3 to 15	411,984	278,249
Furniture and fixtures	5	3,720	1,348
Office equipment and tools	3 to 6	35,991	31,568
Vehicles and cranes	5 to 8	12,292	4,179
Less: Accumulated depreciation		(104,689)	(32,522)
Land		5,104	5,104
Capital work in progress		18,052	19,229
Total		$419,307	$328,727